Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Authorised and Issued Share Capital
	Equity ordinary shares		Nominal value £m
Authorised
At 1 January 2015		1,750,000,000		175.0
At 31 December 2015		1,750,000,000		175.0
At 31 December 2016		1,750,000,000		175.0
At 31 December 2017		1,750,000,000		175.0

Issued and fully paid
At 1 January 2015		1,325,747,724		132.6
Exercise of share options		3,618,300		0.3
At 31 December 2015		1,329,366,024		132.9
Exercise of share options		2,514,706		0.3
At 31 December 2016		1,331,880,730		133.2
Exercise of share options		630,822		0.1
At 31 December 2017		1,332,511,552		133.3

Movements and Weighted-average Exercise Price for Options Granted

Movements on options granted (represented in ordinary shares)

	1 January 2017	Granted	Exercised	Lapsed	Outstanding 31 December 2017	Exercisable 31 December 2017
WPP	8,851	–	(2,110)	–	6,741	6,741
WWOP	7,809,917	–	(620,387)	(813,780)	6,375,750	6,370,625
WSOP	10,273,450	5,960,775	(8,325)	(1,622,950)	14,602,950	–
	18,092,218	5,960,775	(630,822)	(2,436,730)	20,985,441	6,377,366

Weighted-average exercise price for options over

	1 January 2017	Granted	Exercised	Lapsed	Outstanding 31 December 2017	Exercisable 31 December 2017
Ordinary shares (£)
WPP	9.355	–	–	–	9.355	9.355
WWOP	12.059	–	10.428	12.592	12.195	12.194
WSOP	16.192	13.085	–	16.244	14.929	–
ADRs ($)
WPP	59.170	–	59.170	–	–	–
WWOP	93.131	–	57.808	98.281	94.752	94.752
WSOP	109.998	88.260	–	109.612	101.047	–

Range of Exercise Prices of Options

Options over ordinary shares

Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
4.819 – 17.055	14.169	99

Options over ADRs

Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
44.560 – 115.940	98.860	96

Weighted Average Fair Value of Options Granted and Weighted Average Assumptions

The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2017	2016	2015
Fair value of UK options (shares)	112.0p	135.0p	144.0p
Fair value of US options (ADRs)	$9.40	$9.94	$11.34
Weighted average assumptions:
UK Risk-free interest rate	0.57%	0.44%	1.04%
US Risk-free interest rate	2.05%	1.60%	1.45%
Expected life (months)	48	48	48
Expected volatility	17%	16%	17%
Dividend yield	2.9%	2.8%	2.8%

WPP Executive Share Option Scheme [member]
Options Granted

As at 31 December 2017, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023

WPP Worldwide Share Ownership Program [member]
Options Granted

As at 31 December 2017, unexercised options over ordinary shares of 3,603,430 and unexercised options over ADRs of 554,464 have been granted under the WPP Worldwide Share Ownership Program as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
2,125	4.819	2011 - 2018
35,550	5.483	2012 - 2019
20,500	5.483	2013 - 2019
1,125	5.608	2012 - 2019
500	5.917	2011 - 2018
15,275	6.028	2011 - 2018
6,125	6.268	2014 - 2018
116,525	6.268	2014 - 2021
48,250	6.268	2015 - 2021
74,500	7.113	2013 - 2020
32,500	7.113	2014 - 2020
3,000	7.543	2014 - 2020
272,579	8.458	2015 - 2022
67,625	13.145	2017 - 2021
2,178,454	13.145	2017 - 2024
5,125	13.145	2018 - 2024
703,172	13.505	2016 - 2023
20,500	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
14,850	44.560	2012 - 2019
34,705	49.230	2014 - 2021
22,840	56.560	2013 - 2020
6,550	59.500	2011 - 2018
53,719	67.490	2015 - 2022
229,842	102.670	2017 - 2024
191,958	110.760	2016 - 2023

WPP Share Option Plan 2015 [Member]
Options Granted

As at 31 December 2017, unexercised options over ordinary shares of 9,394,600 and unexercised options over ADRs of 1,041,670 have been granted under the WPP Share Option Plan 2015 as follows:

Number of ordinary shares under option	Exercise price per share (£ )	Exercise dates
20,500	13.085	2020 - 2024
3,767,125	13.085	2020 - 2027
93,250	15.150	2018 - 2022
2,489,900	15.150	2018 - 2025
6,500	15.150	2019 - 2025
17,250	17.055	2019 - 2023
3,000,075	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
430,760	88.260	2020 - 2027
343,560	105.490	2020 - 2026
267,350	115.940	2018 - 2025